Intangible Assets, Net	12 Months Ended
Dec. 31, 2023
Intangible Assets, Net [Abstract]
Intangible assets, net

Note 7 – Intangible assets, net

Intangible assets consist of the following:

	December 31, 2023	December 31, 2022

Artwork trading platform	$795,694	$797,568
Software	904,234	933,732
Copyright	68,538	-
Less: accumulated amortization and impairment	(1,238,821)	(914,415)
Total	$529,645	$816,885

Amortization expenses for the years ended December 31, 2023, 2022 and 2021 was $324,405, $314,413, and $212,672, respectively.

The future amortization is as follows:

Twelve Months Ending December 31,	Estimated Amortization Expense

2024	$201,423
2025	169,639
2026	144,188
2027	9,899
2028	3,495
Thereafter	1,001
Total	$529,645